Income and Expenses (Details) - Schedule of Other Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Expenses [Abstract]
Late charges & fine	$ (27,781)	$ (8,718)	$ (10,380)
Loss on disposal of property and equipment		(48,395)
Total other expenses	$ (27,781)	$ (57,113)	$ (10,380)